Non-controlling interests - Summary of Effect of Changes in Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 170,226	$ 0
Acquisition of non-controlling interests	965	158,617
Non-controlling interests	17,880	11,609
Dividends paid to non-controlling interests	(20,515)
Balance	168,556	170,226
Curiosity China
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	409	0
Acquisition of non-controlling interests	0	209
Non-controlling interests	110	200
Dividends paid to non-controlling interests	0
Balance	$ 519	409
% of non-controlling interests	19.00%
Farfetch International Limited
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 1,225	0
Acquisition of non-controlling interests	0	0
Non-controlling interests	(3,412)	1,225
Dividends paid to non-controlling interests	0
Balance	$ (2,187)	1,225
% of non-controlling interests	20.00%
New Guards
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Balance	$ 168,592	0
Acquisition of non-controlling interests	965	158,408
Non-controlling interests	21,182	10,184
Dividends paid to non-controlling interests	(20,515)
Balance	$ 170,224	$ 168,592
New Guards | Bottom of Range
Disclosure Of Information About Consolidated Structured Entities [Line Items]
% of non-controlling interests	0.00%
New Guards | Top of Range
Disclosure Of Information About Consolidated Structured Entities [Line Items]
% of non-controlling interests	49.00%